SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES
ACT OF 1933

Pre-Effective Amendment No. ____ ____
Post-Effective Amendment No.  22   X

SEC File No. 2-27183
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No. 17

SEC File No. 811-1528


BRUCE FUND, INC.

[Exact Name of Registrant as Specified in Charter]

20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606

[Address of Principal Executive Offices]
(312) 236-9160

[Registrant's Telephone Number, including Area Code]

Robert B. Bruce
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606

[Name and Address of Agent for Service]


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box)

0Immediately upon filing pursuant to paragraph (b)
1On October 15, 1999 pursuant to paragraph (b)
060 days after filing pursuant to paragraph (a)
0On (date) pursuant to paragraph (a) of Rule 485

									BRUCE
FUND, INC.
									20 North
Wacker Drive
									Suite 2414
									Chicago,
Illinois  60606
									(312)236-
9160


BRUCE FUND, INC. / PROSPECTUS


A diversified, open-end no-load management company, whose objective is long-term capital appreciation through investments in common stock primarily;
income is a
secondary
consideration. The Fund may also invest in other securities as described in this Prospectus under
"General Description of Bruce Fund, Inc."

This Prospectus sets forth concise information about Bruce Fund, Inc. (the
"Fund") that a
prospective investor ought to know before investing. Investors should read and retain this
Prospectus for future reference. Additional information has been filed with the
Securities and
Exchange Commission. Such statement of additional information may be obtained without charge by written request directed to Bruce Fund, Inc., 20 North Wacker Drive,
Suite 2414,
Chicago, Illinois 60606.

___________________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


___________________________

October 15, 1999

 TABLE OF CONTENTS

General Description	1
Fund Expenses	1
Condensed Financial Information	2
Investment Restrictions	3
Risk Factors	3
Management of the Fund	4
Capital Stock	6
Purchase of Securities Being Offered	7
Determination of Net Asset Value	7
Redemption or Repurchase	8
Pending Legal Proceedings	8
General Terms	9
Dividend Election	9



GENERAL DESCRIPTION OF BRUCE FUND, INC.  TC "General
Description" \f
C \l "1"

	Bruce Fund, Inc., incorporated under the laws of Maryland, is a diversified open-end management investment company. The primary investment objective of the Fund is long term capital appreciation; income, in the form of dividends or interest, is a secondary consideration. There can be no assurance the objectives can be achieved. The investment policies pursued in seeking to achieve this objective involve investment primarily in common stocks and bonds, but also permit investment in securities convertible into common stocks, preferred stocks, other debt securities and warrants. Securities of unseasoned companies, where the risks are considerably greater than common stocks of more established companies, may also be acquired from time to time by the Fund if the
Fund management
(Bruce and Co.) believes such investments offer possibilities of capital appreciation; however, the
Investment Restrictions to which the Fund is subject limit the percentage of total fund assets which may be invested in the securities of any one issuer. These restrictions do not apply to securities representing ownership interest in United States Government securities. The Fund may invest, without restriction, in future interest and principal of U.S. Government securities, commonly known as
"zero coupon" bonds.

FUND EXPENSES  TC "Fund Expenses" \f C \l "1"

	The following table illustrates all expenses and fees that a shareholder of the Fund will incur.
The expenses set forth below are for the 1999 fiscal year.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases
0.00%
Sales Load Imposed on Reinvested
Dividends
0.00%
Contingent Deferred Sales Load
0.00%
Redemption Fees
0.00%
Exchange Fees
0.00%

Annual Fund Operating Expenses

Management Fees
1.00%
12b-1 Fees
0.00%
Other Expenses
0.64%
Total Operating Expenses
1.64%

	The purpose of this table is to assist the investor in understanding the various expenses that an investor in the fund will bear directly or indirectly.

	The following example illustrates the expenses that you would pay on a
$1,000 investment over
various time periods assuming (1) a 5% annual rate of return and
(2) redemption
at the end of each time
period:

1 year
3 years
5 years
10 years
$17.00
$52.00
$90.00
$196.00

	This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than these shown.

CONDENSED FINANCIAL INFORMATION  TC "Condensed Financial
Information" \f C \l "1"
(for a share outstanding throughout the year)

	The following Condensed Financial Information of the Fund is for the ten years ended June 30,
1999. The Condensed Financial Information set forth below should be read in conjunction with the financial statements and related notes included in the Fund's
Annual Report
which is incorporated herein
by reference.

	For Fiscal Years Ending June 30(1)


1999
1998
1997
1996
1995
1994
1993
1992
1991
1990











Net Asset Value, Beginning of
Period (B)
$175.27
$138.35
$134.23
$113.94
$94.04
$109.61
$ 89.52
$ 83.53
$113.79
$ 89.89
Income From Investment
Operations










Net Investment Income
4.02
4.32
4.42
3.77
3.40
2.91
6.22
2.22
2.02
1.53
Net Gains or Losses on Securities
(both realized and unrealized)
(26.18)
36.88
3.80
20.22
19.97
(11.53)
16.37
5.74
(30.33)
25.13
Total from Investment Operations
(22.16)
41.20
8.22
23.99
23.37
(8.62)
22.59
7.96
(28.31)
26.66











Less Distributions










Dividends (from net investment
income) (A)
(4.40)
(4.28)
(4.10)
(3.70)
(3.47)
(6.95)
(2.50)
(1.97)
(1.95)
(2.76)
Distributions (from capital gains)
(A)
(13.20)
--. --
--. --
--. --
--.--
--.--
---.--
---.--
---.--
---.--
Total Distributions
(17.60)
(4.28)
(4.10)
(3.70)
(3.47)
(6.95)
(2.50)
(1.97)
(1.95)
(2.76)
Net Asset Value, End of Period (C)
$135.51
$175.27
$138.35
134.23
$113.94
94.04
$109.61
$ 89.52
$ 83.53
$113.79
Total Return
(13.46%)
29.77%
6.13%
20.81%
25.78%
(8.84%)
25.55%
9.64%
(25.03%)
30.40%











Ratios/Supplemental Data










Net Assets, End of Period ($
million)
2.60
3.25
2.63
2.56
2.25
2.06
2.42
2.12
2.36
3.39
Ratio of Expenses to Average Net
Assets(2)
1.64%
1.59%
1.69%
1.78%
2.04%
1.90%
2.12%
2.17%
2.47%
2.25%
Ratio of Net Income to Average Net
Assets(3)
2.59%
2.60%
3.29%
2.98%
3.48%
2.64%
6.22%
2.49%
2.25%
1.58%
Portfolio Turnover Rate
34.78%
2.60%
4.22%
11.83%
19.34%
2.48%
13.63%
3.92%
40.96%
20.37%
	____________________________________

1For 1990 and prior years, figures are based on average month-
end shares
outstanding during year, with the following exceptions: (A) number of shares at last dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year.  For
1991
through 1999 figures are based on average daily shares outstanding during year, with the same exceptions.

2If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.36% for the year ended June 30, 1994. The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds.

3If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.18% for the year ended June 30, 1994.

	There is no minimum or maximum percentage of Fund assets required to be invested in any type of security. Cash and equivalents are retained by the Fund in amounts deemed adequate for current needs, including without limitation the ability to redeem Fund shares, and pay current fees, costs and expenses of the Fund. The Fund reserved the right, as a temporary defensive measure when general economic (including market) conditions are believed by management to warrant such action, to invest any portion of its assets in conservative fixed-income securities such as United
States Treasury Bills, Notes,
Bonds, certificates of deposit, prime-rated commercial paper and repurchase agreements with banks
(agreements under which the seller of a security agrees at the time of sale to repurchase it at an agreed time and price). Securities are not generally purchased with a view to rapid turnover to obtain short-term profits, but rather are purchased because management believes they will appreciate in value over the long-term. The investment objectives and the other policies described in this paragraph may be changed without shareholder approval.

	Investment Restrictions  TC "Investment Restrictions" \f C
\l "1"  :  The
Fund has
adopted certain investment restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, as defined by the Investment
Company Act. Such investment restrictions are set forth in the Fund's
"Statement of Additional
Information".

	The right, as a defensive measure (see above), to invest Fund assets in conservative fixed-income securities mandates that not more than 5% of the total assets of the Fund, taken at market value, will be invested in the securities of any one issuer (other than securities issued by the United States Government or an agency thereof, or a security evidencing ownership in future interest and principal of U.S. Treasury securities, such as "zero coupon" bonds). The exception to this restriction, relating to such Government securities permits management to invest assets of the Fund without limit in the instruments described above.

	Risk Factors TC "Risk Factors" \f C \l "1" : In seeking capital appreciation, the
Fund will invest some of its assets in common stock of small and medium size companies whose stock prices often fluctuate more than prices of common stocks of larger companies. To the extent Fund assets should become so invested, such fluctuations would likely cause the Fund's price per share to be more volatile in both "up" and "down" markets than most of the popular stock averages. The Fund is intended for long-term investors and not for those who hope to profit from favorable short term swings in stock market prices. Further, the Fund is not intended to provide a balanced investment program to meet all requirements of every investor. It is also intended only for those financially able to assume the risks inherent in investing for long-term capital appreciation. Investors must recognize there is a risk of loss in any investment seeking capital appreciation, including securities issued by the
U.S. Treasury.

	While debt securities are expected to be redeemed by payment to the investor of the principal amount thereof when such securities mature, they may provide opportunities to contribute to the realization of the Fund's paramount objective, capital appreciation. Many such securities outstanding are traded on exchanges or over-the-counter and may, from time to time, be acquired at substantial discounts from the principal amount which the issuer has promised to pay at maturity. The investment advisor may invest in such debt securities of any grade or quality, subject to the limitation on percentage of total Fund assets which may be invested in the securities of any one issuer. (See
"Investment Restrictions").
Investments may be made in defaulted bonds, and management has invested in such defaulted bonds, which sell at a great discount from face redemption value. In most cases, the risk of loss or opportunity for gain on a debt security is less than on an equity security of the same issuer because in the case of corporate issuers, debt obligations must normally be satisfied before stockholders may participate in earnings or distributions of the issuer. Notwithstanding, there is risk that the market price of the debt security may decline below the price at which it was acquired, that the issuer may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default resulting in no repayment to the holder at maturity.

	The investment adviser to the Bruce Fund, Bruce and Co., presently manages no other mutual fund or investment company.


MANAGEMENT OF THE FUND  TC "Management of the Fund" \f C \l "1"

	The Fund has entered into an Investment Advisory Agreement employing
Bruce and Co. to
manage the investment and reinvestment of the Fund's assets and to otherwise administer the Fund's affairs to the extent requested by the Board of Directors.
Under the Agreement
Bruce and Co. is, subject
to the authority of the Fund's board of directors, responsible for the overall management of the Fund's business affairs. This Agreement is subject to annual review and will continue in force if specifically approved annually by the stockholders.

	The advisor, Bruce and Co., is an Illinois corporation, controlled by
Robert B. Bruce; it is located
at Suite 2414, 20 North Wacker Drive, Chicago, Illinois 60606.

	Robert B. Bruce, President of the Fund, and R. Jeffrey
Bruce, Vice
President-Secretary of the
Fund, are the only stockholders, and Robert B. Bruce is the only control person of Bruce and Co. Robert
B. Bruce has been an investment advisor since l954, following his graduation from the University of
Wisconsin.  He is a Chartered Financial Analyst.  Since 1974,
Mr. Bruce, through
Bruce and Co., has
been an investment advisor continuously serving both individuals and institutions. In August, l999,
Bruce was managing assets with an approximate value of $27 million for such clients. Mr. Bruce is responsible for making investment decisions for the Fund, and is assisted by R.
Jeffrey Bruce who
graduated from the University of Colorado in l982. R. Jeffrey Bruce is the son of Robert B. Bruce.

Bruce and Co.'s compensation for its services to the Fund are calculated as follows:

Annual
Percentage Fee
Applied to Average
Net Assets of Fund


1.0%
Up to $20,000,000; plus
0.6%
$20,000,000 through $l00,000,000;plus
0.5%
over $l00,000,000


	The fee is calculated and paid each calendar month based on the average of the daily closing net asset value of the Fund for each business day of that month. Since the rates above are annual rates, the amount payable to the adviser for each calendar month is l/l2th of the amount calculated as described.
The annual percentage fee of l.0% is higher than the fee charged to a majority of open-end investment companies. The Fund also bears certain fees and expenses including, but not limited to, fees of directors
(not affiliated with Bruce and Co.), custodian fees, costs of personnel to perform clerical, accounting and office services for the Fund, fees of independent auditors, counsel, transfer agencies and brokers' commissions. These fees are fully described in the Investment Advisory
Agreement.  For the most recent
fiscal year, the total expenses of the Fund were l.64% of the average net assets. The adviser, Bruce and
Co., received $29,779 during the l999 fiscal year (1.00% of average net assets)



DIRECTORS AND OFFICERS

Directors are elected at the annual meeting and serve until the next annual meeting of stockholders, and until the successor of each shall have been duly elected and shall have qualified. The board of directors is:


Directors


	(1) *Robert B. Bruce
	Age 67


Business Experience
for Last Five Years


l974 to present - principal, Bruce and Co.
(investment advisor); l982 to present -
Chairman of Board of Directors,
Treasurer, Professional Life & Casualty
Company (life insurance issuer),
previously Assistant Treasurer.

	(2) James S. VanPelt, Jr.
	Age 63


l983 to present - President, Grundy
Industries, Inc. (roofing material
manufacturer) was assistant to President prior to l985.

	(3) Ward M. Johnson
	Age 62

l978 to present - Manufacturer's agent
representing manufacturers of
housewares, home furnishings, consumer
electronics products, and office
equipment.

	Two of the present directors have been serving since l983;
Mr. Ward M.
Johnson was elected in
December, l985 to fill a vacancy.


	As of October 6, l999, Robert B. Bruce owned 7,817 shares, R. Jeffrey
Bruce owned 1,033
shares, and James S. Van Pelt owned 59 shares. The above-named directors and officers elected by them, who are employees of Bruce and Co. will receive no fees or salaries from the
Fund for services rendered
as directors or officers of the Fund.

	Officers of the Fund, duly elected and presently serving, are:

				President				Robert B.
Bruce
				Vice-President, Secretary		R.
Jeffrey Bruce
				Treasurer				Robert B.
Bruce

	The transfer agent and dividend paying agent of the Fund is Unified
Management Corporation,
429 North Pennsylvania Street, Indianapolis, Indiana 46204-l897.
The Fifth
Third Bank,  Cincinnati,
Ohio serves as custodian of the securities and cash of the Fund. All dividend shares will be held by the transfer agent. Customer Account Service telephone numbers at Unified
Management Corporation are
(800) 872-7823 or (800) 87-BRUCE.



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The annual report to shareholders of the Fund contains performance information in addition to that included in this prospectus. The Bruce Fund will make available the annual report to any recipient of its prospectus upon request and without charge.


CAPITAL STOCK  TC "Capital Stock" \f C \l "1"

	Bruce Fund, Inc. is a Maryland corporation incorporated on June 20, 1967.
It has only one class
of authorized stock:  Capital Stock, $1.00 par value.
Stockholders are entitled
to one vote per full share,
to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors.
The shares are
redeemable (as described
under "How to Redeem Shares" and "Determination of Net Asset Value") and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liability associated with ownership of Fund stock.

	No person is believed by Management to own beneficially, except Robert B.
Bruce, either
directly or indirectly, more than 25% of the voting securities of the Fund. Mr.
Bruce owed 41.9% of such
securities at October  6, 1999.

	Shareholder inquiries should be addressed to Bruce Fund, Inc., Suite 2414,
20 North Wacker
Drive, Chicago, Illinois 60606.

	The Fund intends to distribute substantially all of its net income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually and to comply with the provisions of the Internal Revenue Code applicable to investment companies, which will relieve the Fund of Federal income taxes on the amounts so distributed.

	Unless a shareholder otherwise directs, all income dividends and capital gains distribution are automatically reinvested in full and fractional shares of the Fund. Shares are purchased at the net asset value (see "Determination of Net Asset Value") next determined after the dividend declaration and are credited to the shareholder's account. Stock certificates are not issued. A shareholder may elect to receive all income dividends and capital gains distributions in cash or to reinvest capital gains distributions and receive income dividends in cash. An election to reinvest or receive dividends and distributions in cash will apply to all shares of the Fund registered in the same name, including those previously purchased. A shareholder wishing to make such election must notify the transfer agent in writing of such election. The dividends and long-term capital gains distributions are taxable to the recipient whether received in cash or reinvested in additional shares.

	Shareholders may elect not to continue in the dividend reinvestment program at any time.
Following such election, the shareholder will receive income dividends or all distributions in cash. Any shareholder who is not participating in the dividend reinvestment program may elect to do so by giving written notice to the transfer agent. If an election to withdraw from or participate in the dividend reinvestment program is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Board of Directors of the
Fund, when it declares a
dividend, must fix in advance a recognized date for the determination of the stockholders entitled to receive such dividend. The record date must not be more than forty days preceding any dividend payment.


PURCHASE OF SECURITIES BEING OFFERED  TC "Purchase of Securities
Being Offered" \f C \l "1"

	Shares are issued by the Fund itself. The price per share is the next determined net asset value after acceptance of an application. See "Determination of Net
Asset Value".

	To invest in Fund shares, the investor should complete the Order Form enclosed at page 9 of this Prospectus. The completed and signed application, accompanied by payment to
Bruce Fund, Inc., should
be mailed to Bruce Fund, Inc., c/o Unified Management
Corporation, 429 North
Pennsylvania Street,
Indianapolis, Indiana 46204-1897. All applications must be accompanied by payment. Applications are subject to acceptance by the Fund, and are not binding until so accepted. The
Fund does not accept
telephone orders for purchase of shares and reserves the right to reject applications in whole or in part.
The Board of Directors of the Fund has established $1,000 as the minimum initial purchase and $500 as the minimum for any subsequent purchase (except through dividend reinvestment), which minimum amounts are subject to change at any time. Shareholders will be notified in the event such minimum purchase-amounts are changed. Stock certificates are not issued.

	Determination of Net Asset Value  TC "Determination of Net
Asset Value" \f
C \l
"1" : The per share net asset value is determined as of 3:00 P.M. Central Time each business day by dividing the value of the Fund's securities, plus any cash and other assets
(including dividends and
interest accrued but not collected) less all liabilities (including accrued-expenses), by the number of shares outstanding. Securities listed on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at the last reported sale price. Unlisted securities for which quotations are available are valued at the closing bid price.

	Short-term securities are valued at amortized cost. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values. The net asset value would also be determined at the close of business on any other day on which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be materially affected by changes in the value of the portfolio securities, provided that such day is a business day on which shares were tendered for redemption or orders to purchase shares were received by the Fund. Except under extraordinary conditions, the Fund's business days will be the same as those of the New York Stock Exchange.



REDEMPTION OR REPURCHASE  TC "Redemption or Repurchase" \f C \l
"1"

Shareholders have the right to request the Fund to redeem their shares by depositing their certificates at
Unified Management Corporation with a written request addressed to Unified
Management Corporation
that the shares be redeemed. Redemption may be accomplished by a signed written request to the transfer agent that the Fund redeem the shares. Requests for redemption of Fund shares must be signed by each shareholder and EACH SIGNATURE MUST BE GUARANTEED by a bank or trust company in, or having a correspondent in New York City, or by a member firm of a national securities exchange.
Signatures on endorsed certificates submitted for redemption must also be similarly guaranteed.
Redemption requests received by the transfer agent before the close of business on the New York Stock
Exchange on any day on which that Exchange is open will be effected at the redemption price calculated as of such close. Requests received after that time will be entered at the redemption price calculated as of such close on the next day on which that Exchange is open. It is suggested that all redemption requests by mail be sent Certified Mail with return receipt.

	The redemption price is the net asset value per share determined as described above.
See, "Determination of Net Asset Value". Payment for shares redeemed, except as described hereafter, is made by the Fund to the shareholder within seven days after the certificates are received, but the Fund may suspend the right of redemption, subject to rules and regulations of the
Securities and Exchange
Commission, at any time when (a) The New York Stock Exchange is closed, (b) trading on such exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable for the
Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (d) the Commission by order permits such suspension for the protection of shareholders.

	If in the opinion of the Board of Directors, conditions exist which make cash payments undesirable, payment may be made in securities or other property in whole or in part. Securities delivered in payment of redemptions are valued at the same value of the Fund's assets.
Shareholders receiving such
securities or redemption will incur brokerage costs on the sale thereof. Long-term capital gains distribution will be taxed to the individual Fund shareholder as such, regardless of the length of time the Fund shares have been held.

PENDING LEGAL PROCEEDINGS  TC "Pending Legal Proceedings" \f C
\l
"1"

There are no legal proceedings to which the Fund or the adviser is a party.


GENERAL TERMS  TC "General Terms" \f C \l "1"

	This application is subject to acceptance by the Fund in Chicago,
Illinois.  This application will
not be accepted unless accompanied by payment. The passage of title to and delivery of shares purchased
(including shares hereafter purchased through dividend reinvestment or otherwise), whether or not certificates are issued, shall be deemed to take place in Illinois. The applicant certifies that he or she has full capacity to enter into this subscription agreement. The purchase price shall be the net asset value in effect at the time this application is accepted by the Fund.


DIVIDEND ELECTION  TC "Dividend Election" \f C \l "1"

	Unless a shareholder otherwise directs, all income dividends and capital gains distributions are automatically reinvested in full and fractional shares of the Fund. If you do
NOT wish your dividends
and capital gains distributions reinvested in shares of the Fund but wish instead to receive the full amount of dividends and capital gains distributions in cash, or to receive income dividends only in cash
(reinvesting capital gains distributions in shares of the Fund), you should check the choice you wish to make, and sign at the place indicated.

	(  )	I (We) elect to receive the full amount of all
dividends and capital
gains distributions
hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, until contrary written instructions are received by the Fund.

	(  )	I (We) elect to receive the full amount of all
income dividend
distributions hereafter paid
on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, and approve the automatic reinvestment of all capital gains distributions in full and fractional shares of the Fund, until contrary written instructions are received by the Fund.


____________________________________
	Signature


____________________________________
Signature of Co-Owner, if any.
							If shares are to be
registered.
jointly, all
							owners must sign.


(NOTE: If this election is not signed, dividends and capital gains distributions will be reinvested in Fund shares, as described on the Order Form. If you elect to receive dividends/capital gains in cash, this signed
Dividend Election must be returned with your Order Form for Purchasing Bruce
Fund Shares).

MAIL THIS ORDER FORM AND CHECK DIRECTLY TO UNIFIED MANAGEMENT
CORPORATION

	ORDER FORM FOR PURCHASING BRUCE FUND SHARES
	(Minimum initial investment of $1,000; $500, thereafter)

Unified Management Corporation				Date:
429 North Pennsylvania Street
Indianapolis, Indiana 46204-1897
Attn:  Bruce Fund, Inc.

Gentlemen:

	Enclosed is my check in the amount of $_____________ (make check payable to Bruce Fund, Inc.) for the purchase of shares of Bruce Fund, Inc. Capital Stock. The undersigned subscribes for:

	(  )	Exactly
______________________________________________ shares,
			OR
	(  )	The maximum number of full and fractional shares
which may be
purchased with the enclosed amount.

	The minimum initial purchase is $1,000, and the minimum for any subsequent purchase is $500, except through dividend reinvestment. All applications must be accompanied by payment.
Differences between amounts
submitted and actual cost of shares purchased will be refunded or billed to the registered owner designated below, unless otherwise specified.

	I have received and read the latest prospectus of the Bruce Fund.

	AUTOMATIC DIVIDEND REINVESTMENT - I understand that all dividends and capital gains will be automatically reinvested unless the Dividend Election on the reverse side is signed or until contrary written instructions are received by the Fund, as set forth in the prospectus.

	STOCK CERTIFICATES - All shares purchased (including reinvestments) will be credited to the stockholder's account; no stock certificates will be issued.

	All dividend shares will be held by Unified Management
Corporation.

Shares of the Bruce Fund are to be registered as follows:______________________________________
	       (Name)

This section must be completed to open your account. Failure to complete this section and sign the Order Form may result in backup withholding.

SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER











Individual accounts. Specify the Social Security number of the owner.
Joint accounts. Specify the Social Security number of the first named owner.
Uniform Gifts/Transfers to Minors account.  Specify minor's
Social Security
number.
Corporations, Partnerships, Estates, Other Entities or Trust accounts. Specify the Taxpayer
Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the Fund.

In addition to the above, Joint accounts must also specify the Social Security number of the second named owner here.











Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security
Number or Taxpayer
Identification Number in this Order
Form, and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security Number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends paid to your account and/or the withholding of certain other payments to you (referred to as "backup withholding").

Under penalties of perjury, you certify that:

1.	The Social Security or Taxpayer Identification Number on
this Application
is correct; and

2.	You are not subject to backup withholding because a) you
are exempt from
backup withholding; or b) you have
not been notified by the Internal Revenue Service that you are subject to backup withholding; or c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


Name: _________________________________
	(please print)
Name: _________________________________

Street: _________________________________
Street: _________________________________
City: ___________ State: _________ Zip:_____
City: ___________ State: _________ Zip:_____



_______________________________________
Signature
_______________________________________
Signature


If shares are to be registered jointly, all owners must sign. Any registration in the names of two or more co-owners will, unless otherwise specified, be as joint tenants with right of survivorship and not as tenants in common. Shares may be registered in the name of a custodian for a minor under applicable state law. In such cases, the name of the state should be indicated, and the taxpayer identification or social security number should be that of the minor.


PROSPECTUS

October 15, 1999

BRUCE FUND, INC.


BRUCE FUND, INC.
20 North Wacker Drive
Chicago, Illinois  60606



Investment Adviser
	Bruce and Co.
	Chicago, Illinois


Custodian
	Fifth Third Bank
	Cincinnati, Ohio



Shareholder Service and Transfer Agent
	Unified Management Corporation
	429 North Pennsylvania Street
	Indianapolis, Indiana 46204-1897



Counsel
	McBride Baker & Coles
	Chicago, Illinois



Independent Public Accountants
	Arthur Andersen LLP
	Chicago, Illinois




STATEMENT OF ADDITIONAL INFORMATION



BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois  60606
(312) 236-9160





	This Statement of Additional Information is not a Prospectus, but it should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing or calling BRUCE FUND, INC. This Statement of Additional
Information relates to
the Prospectus dated October 15, 1999.




Date:  October 15, 1999





	TABLE OF CONTENTS
	PART B

General
Description.....................................................
 ................
 .............................................................1

Investment Objectives and Policies:	1

Management of the Fund	3

Control Persons and Principal Holders of Securities:	4

Investment Advisory and Other Services:	4

Brokerage Allocation:	6

Capital Stock and Other Securities:	7

Purchase, Redemption and Pricing of Stock Being Offered:	7

Tax Status:	7

Underwriters:	8

Financial Statements as of June 30, 1999	8


General Information and History:

	Bruce Fund, Inc.'s (the "Fund") only business during the past five years has been an open-end no-load investment company. The name of the Fund was changed in October 1983, following stockholder approval of such change, to BRUCE FUND, INC. at a special meeting held October 17, 1983. At all times prior thereto, from the
Fund's formation in 1967, its name was THE HEROLD FUND, INC. Other general information and history is set forth in the Prospectus.

Investment Objectives and Policies:

	The Fund has adopted certain investment restrictions which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined by the Investment Company Act. These fundamental policies are:

	1.	Securities of other investment companies will not be
purchased,
except the Fund may purchase
securities issued by money market funds.

	2.	The Fund will not acquire or retain any security
issued by a company
if one or more officers or
directors of the Fund or any affiliated persons of its investment adviser beneficially own more than one-half of one percent (0.5%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent (0.5%) together own more than 5% of such stock or security.

	3.	The Fund will not borrow money or pledge any of its
assets.

	4.	Investments will not be made for the purpose of
exercising control
or management of any company.
The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

	5.	The Fund will not sell short, buy on margin or
engage in arbitrage
transactions.

	6.	The Fund will not lend money, except for the
purchase of a portion
of an issue of publicly-distributed
debt securities.

	7.	The Fund will not buy or sell commodities, commodity
futures
contracts or options on such contracts.

	8.	The Fund will not act as an underwriter or
distributor of
securities, other than its own capital stock, except as it may be considered a technical "underwriter" as to certain securities which may not be publicly sold without registration under the Securities Act of 1933.

	9.	The Fund will not purchase or write any puts, calls
or combinations
thereof.  The Fund may, however,
purchase warrants for the purchase of securities of the same issuer issuing such warrants, or of a subsidiary of such issuer. The investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be Warrants which are not listed on the New York or American Stock
Exchange.
Warrants acquired by the Fund in units
or attached to securities may be deemed to be without value.

	10.	The Fund will not purchase or own real estate or
interests in real
estate, except in the marketable
securities of real estate investment trusts.

	11.	The Fund will not purchase any securities which
would cause more
than 10% of the Fund's net assets
at the time of purchase to be invested in securities which may not be publicly sold without registration under the
Securities Act of 1933.

	12.	Not more than 25% of the value of the Fund's total
assets (exclusive
of government securities) will be
invested in companies of any one industry or group of related industries. The
Fund will not issue senior securities.

	13.	The Fund will be required to have at least 75% of
the value of its
total assets represented by (i) cash
and cash items (including receivables), (ii) government securities as defined in the Investment Company Act of 1940, and (iii) other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer.

	14.	The Fund will not invest in oil, gas or other
mineral leases.

	It is the policy of the Fund not to invest more than 5% of the value of the Fund's total assets in securities of issuers, including their predecessor, which have been in operation less than three years. Registrant does not presently invest in foreign securities and has no present plans to make such investments.
There is no restriction against making
investments in the securities of unseasoned issuers or of foreign Issuers and such Investments may be made in management's discretion, without approval of a majority of the Fund's outstanding voting securities. Management has no present intention of changing either policy described.

	Portfolio turnover rate was 34.78% in 1999, and 2.60% in 1998. Portfolio turnover rate is the percentage relationship between the value of the lesser of purchases or sales of the Fund's portfolio securities during the year and the average monthly value of portfolio securities owned by the Fund during such year. The shareholders receive distributions of income and taxable gains (see, "Tax Status"); if capital gains result from portfolio securities sold, it may increase the income tax liability of the shareholder.

Management of the Fund:

		(a)	The Fund is managed by its officers and
directors.  It has no
advisory board.  The persons serving
are:


Name and Address

Positions Held With Registrant
Principal Occupation During the
Past Five Years

Robert B. Bruce
1340 Asbury Avenue
Winnetka, IL  60093

Director, Chairman of the Board,
President, Treasurer

See Prospectus,
"Management of Fund"
Ward M. Johnson
Savannah, GA 31406

Director
See Prospectus
James S. Van Pelt, Jr.
1393 Edgewood Lane
Winnetka, IL  60093

Director
See Prospectus
R. Jeffrey Bruce 2,
1049 W. Montana
Chicago, IL  60614
Vice President, Secretary

1983 to present - Vice President
of Bruce and Co.



Control Persons and Principal Holders of Securities

(a)	One person is believed by management to own beneficially,
either directly
or indirectly, more than 25%
of the voting securities of the Fund.  (See, (b) below).  Bruce
Fund, Inc.  is a
Maryland corporation.  In that no major
corporate measure requires approval by more than 75% of all outstanding shares, no person voting alone could permit:

(1)	the consolidation, merger, share exchange or transfer of
assets to another
person;

(2)	the distribution of a portion of the assets of the Fund to
its
stockholders in partial liquidation;

(3)	the voluntary dissolution of the Fund;

(4)	the "business combination" of the Fund with another person
as described in
Maryland General
Corporation Law, Sec. 3-601 through 3-603.

(b)	The following table sets forth information as to all
persons known to the
Board of Directors of the Fund
to be the beneficial owners of more than 5% of the outstanding shares of the
Fund at June 30, 1999:  Robert B. Bruce,
41.9%.

(c)	Robert B. Bruce, President of the Fund and principal owner
of Bruce and
Co., investment adviser to the
Fund, presently owns 7,817 shares of the Fund, and his wife owns
502 shares; Mr.
Bruce disclaims any beneficial
ownership in Mrs. Bruce's shares. All other officers and directors of the Fund own less than 10% of the outstanding shares.

Investment Advisory and Other Services

(a)	Bruce and Co., an Illinois corporation controlled by
Robert B. Bruce, is
the only investment adviser to the
Fund. Mr. Bruce is in control of the adviser, and is Chairman of the Board of
Directors, President and Treasurer of the Fund. R. Jeffrey Bruce is employed by, and a stockholder, officer and director of, Bruce and Co. and is Vice-President and Secretary of the Fund.

	The advisory fee payable by the Fund to Bruce and Co. is a percentage applied to the average net assets of the Fund as follows:

Annual Percentage Fee
Applied to Average Net Assets of Fund


1.0%
Up to $20,000,000; plus


0.6%
$20,000,000 through $100,000,000; plus


0.5%
over $100,000,000

	A fee installment will be paid in each month and will be computed on the basis of the average of the daily closing net asset values for each business day of the previous calendar month for which the fee is paid (e.g., 1/12% of such average will be paid in respect to each month in which such average is less than
$20 million).

(1)	The advisory fee paid to Bruce and Co. during 1999 was
$29,779 and 1998
was $29,366.

(2)	The Fund is not subject to any expense limitation
provision.

(b)	The following services furnished for and on behalf of the
Fund are
supplied and paid for wholly or in
substantial part by the investment adviser in connection with the Investment
Advisory Contract:

	The adviser provides suitable office space in its own offices and all necessary office facilities and equipment for managing the assets of the Fund; members of the adviser's organization serve without salaries from the Fund as directors, officers or agents of the Fund, if duly elected or appointed to such positions by the shareholders or by the Board of Directors; the adviser bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities.

(c)	There are no fees, expenses, and costs of the Fund which
are to be paid by
persons other than the
investment adviser or the Fund.

(d)	There are no management related service contracts under
which services are
provided to the Fund.

(e)	No person other than a director, officer, or employee of
the Fund or
person affiliated with Bruce and Co.
regularly furnishes advice to the Fund and to Bruce and Co. with respect to the desirability of the Fund's investing in, purchasing and selling securities or other property or is empowered to determine what securities or other property should be purchased or sold by the Fund and no other person receives, directly or indirectly, remuneration for such advice, etc.

(f)	There is no plan pursuant to which the Fund incurs
expenses related to the
distribution of its shares and
there are no agreements relating to the implementation of such a plan.

(g)	The Fund's custodian is Fifth Third Bank, Cincinnati,
Ohio.  The Fund's
independent public accountant is
Arthur Andersen LLP, 33 West Monroe Street, Chicago, Illinois
60603.

	The above named custodian has custody of all the Fund's securities. It accepts delivery and makes payment for securities purchased and makes delivery and receives payment for securities sold. The Fund's Shareholder and Transfer
Agent is Unified Management Corp., Indianapolis, Indiana; it receives and processes all orders by investors to purchase and to redeem Fund's shares, maintaining a current list of names and addresses of all stockholders and their respective holdings. Upon receipt of authorization to make payment of Fund expenses from the investment adviser, the above named custodian makes such payments from deposits of the Fund, and sends confirmation of all bills paid. Unified
Management Corp. pays dividends, makes capital gain distributions and mails annual reports and proxy statements to stockholders.

	Certified independent public accountants performed an annual audit of
Fund's financial statements for each of the ten years ended June 30, 1999.

Brokerage Allocation

(a)	Decisions to buy and sell securities for the Fund, the
selection of
brokers and negotiation of the
commission rates to be paid, or mark-ups (or mark-downs) on principal transaction, are made by Bruce and Co. Robert B.
Bruce, an employee of the Fund and owner of Bruce and Co., is primarily responsible for making the Fund's portfolio decisions, subject to direction by the Board of Directors of the Fund. He is also primarily responsible for placing the Fund's brokerage business and, where applicable, negotiating the amount of the commission rate paid taking into account factors described in paragraph (c) below. It is the adviser's policy to obtain the best security price and execution of transactions available. During each of the last three fiscal years, the total brokerage commissions on the purchases and sales of portfolio securities by the Fund were:

1999
$  500
1998
$4,000
1997
$2,000

(b)	None of the brokers with whom the Fund dealt in the last
three years was
affiliated in any manner with
the Fund, or with any affiliated person of the Fund, including the investment adviser.

(c)	Brokers are selected to effect securities transactions for
the Fund based
on the adviser's overall evaluation
of the commission rates charged, the reliability and quality of the broker's services and the value and expected contribution of such services to the performance of the Fund. Where commissions paid reflect services furnished in addition to execution, the adviser will stand ready to demonstrate that such services were bona fide and rendered for the benefit of the Fund. Such commissions may, on occasion, be somewhat higher than could be obtained from brokers not supplying such services. The adviser considers the supplementary research and statistical or other factual information provided by dealers in allocating portfolio business to dealers. Such allocation is not on the basis of any formula, agreement or understanding.

	It is not possible to place a dollar value on such research and other information and it is not contemplated that the receipt and study of such research and other information will reduce the cost to
Bruce and Co. of performing duties under the Advisory Agreement. The Board of Directors of the Fund has permitted the
Fund to pay brokerage commissions
which may be in excess of those which other brokers might have charged for effecting the same transactions, in recognition of the value of the brokerage and research services provided by the executing brokers. The research which is received from brokers includes such matters as information on companies, industries, areas of the economy and market factors. The information received may or may not be useful to the Fund, and may or may not be useful to the investment adviser in servicing other of its accounts.

	Bruce and Co. attempts to evaluate the overall reasonableness of the commissions paid by the Fund by attempting to negotiate commissions which are within a reasonable range, in the light of any knowledge available as to the levels of commissions being charged, but keeping in mind the brokerage and research services provided. Bruce and Co. will not execute portfolio transactions for the Fund and does not expect to receive reciprocal business from dealers who do so.
Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers, acting as principals, except where better prices or execution may otherwise be obtained.

(d)	Bruce and Co. is not aware that any of the Fund's
brokerage transactions
during the last fiscal year were
placed pursuant to an agreement or understanding with a broker or otherwise through an internal allocation procedure because of research services provided.


Capital Stock and Other Securities

	Bruce Fund, Inc. has only one class of authorized stock, Capital Stock,
$1.00 par value; its Articles of
Incorporation authorize the Issuance of 200,000 such shares. Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. The holders have no preemptive rights. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of such directors if they choose to do so, and, in such event, the holders of the remaining shares so voting will not be able to elect any directors. The shares are redeemable
(as described in the Prospectus) and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liabilities associated with ownership of Fund stock.
There are no conversion rights and no sinking fund provisions.

Purchase, Redemption and Pricing of Stock Being Offered

	See Prospectus, "Purchase of Securities Being Offered" and
"Redemption or
Repurchase".  There are no
underwriters and no distribution of expenses of offering price over the net amount invested. There is no difference in the price at which securities are offered to public and individual groups and the directors, officers and employees of the Fund or its adviser.

Tax Status

	The Fund intends to distribute all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no provision will be made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company".

	On dividends from ordinary income and short-term gains the stockholders pay income tax in the usual manner.
The dividend-received exclusion does not apply to capital gains distributions.
The dividend-received exclusion is subject to proportionate reduction if the aggregate dividends received by the Fund from domestic corporations in any year is less than 75% of the Fund's gross income exclusive of capital gains. Statements will be mailed to shareholders in January of the year after the close of the fiscal year showing the amounts paid and the tax status of the year's dividends and distribution. The dividends and long term capital gains are taxable to the recipient whether received in cash or reinvested in additional shares. Federal legislation requires the Fund to withhold and remit to the Treasury a portion (20%) of dividends payable if the shareholder fails to furnish his taxpayer identification number to the Fund, if the Internal
Revenue Service notifies the Fund that such number, though furnished, is incorrect, or if the shareholder is subject to withholding for other reasons set forth in Sec. 3406 of the Internal Revenue
Code.

Underwriters

	The Fund will continuously offer public distribution of its securities.
There are no underwriters with respect to such public distributions.


Financial Statements:

The Financial Statements filed herewith consist of:

	A.	Audited Financial Statements as of June 30, 1999,
including:

(1)	Report of independent public accountants, dated August 18,
1999.

(2)	Schedule of Investments, at June 30, 1999.

(3)	Balance Sheet at June 30, 1999.

(4)	Statement of Operations, for year ended June 30, 1999.

(5)	Statement of Changes in Net Assets, for years ended June
30, 1999 and
1998.

(6)	Notes to Financial Statements.

Other information respecting Bruce Fund, Inc. is included in Part C, filed heretofore.
	REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS PRIVATE




To the Shareholders and Board of
Directors of BRUCE FUND, INC.:

	We have audited the accompanying balance sheet of BRUCE
FUND, INC. (a
Maryland corporation), including the schedule of investments, as of June 30,
1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights included in Note G for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years then ended, in conformity with generally accepted accounting principles.

								ARTHUR ANDERSEN
LLP


Chicago, Illinois
August 18, 1999



	BRUCE FUND, INC. PRIVATE
	SCHEDULE OF INVESTMENTS
	June 30, 1999


Common Stocks (25.30%)

No. of					Market
Shares		Issue	       Cost
	Value

	Property-Casualty Insurance
(6.81%)

	4,562	RLI Corp.	    $   42,335
$	176,778

	Cosmetics  (0.25%)

	382,000	*Chantal Pharm.	        40,975
6,494

	Medical Services  (11.62%)

	23,137	*InSight Health
73,762	147,498

	16,100	*Atrix Labs.		       128,213
	153,956

	Energy Services  (5.42%)

	37,500	*Team, Inc.		      105,895
	140,625

	Utilities  (1.20%)

	2,600	*Unisource Energy      	47,480
	 31,038


	Total Common
		Stocks		    $438,660
$656,389


Bonds (75.76%)
					  Market
Principal				Cost
Value

	    U.S. Government (75.76%)

$4,000,000 	U.S. Treasury
		"STRIPS", Bond
		Principal, due
	5-15-2018    	$817,018 	$1,207,500

$4,000,000 	U.S. Treasury
		"STRIPS", Bond
		Principal, due
	11-15-2026    	   959,690 	757,500


Total Bonds		          	$1,776,708
$1,965,000

Total Investments  (101.06%)
$2,215,368  $2,621,389

Cash and Other Assets, Less
Liabilities (-1.06%)
$-27,570

TOTAL NET ASSETS (100%)
$2,593,819


The accompanying notes to financial
statements are an integral part of this
schedule.

*Non-cash income producing.




	BRUCE FUND, INC. PRIVATE
	BALANCE SHEET
	JUNE 30, 1999

ASSETS
	Investments, at Market Value (Cost $2,215,368)	$2,621,389
	Cash		   25,740
	Dividends Receivable	  639
	Interest Receivable	516
	Prepaid Insurance	572

		TOTAL ASSETS	$2,648,856

LIABILITIES
	Accrued Expenses	  $    15,387
	Payable for Fund Shares Redeemed	39,650

		TOTAL LIABILITIES	  $55,037

CAPITAL
	Capital Stock (19,141 Shares of $1 Par Value
	  Capital Stock Issued and Outstanding; 200,000
	  Shares Authorized)	$      19,141
	Paid-in Surplus	1,951,743
	Accumulated Undistributed Net Investment Income	216,788
	Accumulated Net Realized Gains on Investments	126
	Net Unrealized Appreciation on Investments	406,021

		TOTAL CAPITAL (NET ASSETS)	$2,593,819

		     TOTAL LIABILITIES AND CAPITAL	$2,648,856

NET ASSET VALUE (Capital) Per Share	$   135.51

The accompanying notes to financial statements are an integral part of this statement.


BRUCE FUND, INC.  PRIVATE
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

INVESTMENT INCOME
	Dividends	$   2,418
	Interest	 123,479
				$ 125,897
EXPENSES
	Management Fees	$ 29,779
	Custodian/Security Transaction	  1,541
	Directors	197
	Transfer Agent Fees	11,959
	Legal Fees	  548
	Audit and Accounting Fees	14,150
	Insurance	1,000
	Printing
	632

		Total Expenses Before Expense Reimbursement
	59,806

		Expense Reimbursement		(11,000)

		Net Expenses		   48,806

		NET INVESTMENT INCOME		   77,091

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net Realized Gains on Investments		377,850
    Net Change in Unrealized Appreciation on Investments
(882,797)

		NET LOSS ON INVESTMENTS		(504,947)

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS
$(427,856)

The accompanying notes to financial states are an integral part of this statement.


	BRUCE FUND, INC. PRIVATE
	STATEMENT OF CHANGES IN NET ASSETS
	FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

				         1999  		1998
OPERATIONS
	Net Investment Income		$  77,091	$79,621
	Net Realized Gains on Investments		377,850
	116,718
	Net Change in Unrealized Appreciation
	  on Investments		(882,797)	555,931
	Net Increase (Decrease) in Net Assets
	    Resulting from Operations 		$(427,856)
	$752,270


DISTRIBUTIONS TO SHAREHOLDERS
	Distributions from Net Investment Income		$ (79,767)
	$(77,341)
	Distributions from Net Capital Gains
(239,302)	       -0-
	Decrease in Net Assets Resulting from
	     Distributions to Shareholders		$(319,069)
	$(77,341)

CAPITAL STOCK TRANSACTIONS
	Proceeds from Shares Issued		$59,311	$39,570
	Increase from Shares Issued in Reinvested
	  Distributions		316,024	76,550
	Cost of Shares Redeemed		(283,482)	(166,035)
	Increase (Decrease) in Net Assets Resulting from
	    Capital Stock Transactions		$   91,853
	$(49,915)

TOTAL INCREASE (DECREASE)		$(655,072)	$625,014

NET ASSETS
	Beginning of Year		3,250,876	2,625,862
	End of Year (including accumulated undistributed
	  net investment income of $216,788 and $219,464,
	  respectively)		$2,595,804	$3,250,876




The accompanying notes to financial statements are an integral part of this statement.


	BRUCE FUND, INC. PRIVATE
	NOTES TO FINANCIAL STATEMENTS
	June 30, 1999



NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

	The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with generally accepted accounting principles ("GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

	A description of the significant accounting policies follows:

	1.	Portfolio valuation:  Market value of investments is
based
on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available are valued at the closing bid price.

	2.	Securities transactions and investment income:
Securities
transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At
June 30, 1999, the cost of investments held was $2,215,368 for both financial reporting and federal income tax purposes. At June 30,
1999, gross unrealized appreciation on investments was $659,134 and gross unrealized depreciation on investments was $(253,113) for both financial reporting and federal income tax purposes.

NOTE B - CAPITAL STOCK:

	During the years ended June 30, 1999 and June 30, 1998, there were 1,950 and 1,101 shares redeemed; 398 and 233 shares issued and
2,145 and 436 shares issued through dividend reinvestment, respectively.

NOTE C - PURCHASES AND SALES OF SECURITIES: PRIVATE

	During the year ended June 30, 1999, purchases and sales of securities with original maturities of greater than one year were
$986,554 and $1,149,098 respectively.

NOTE D - RELATED PARTIES

	Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). During 1999 the investment adviser also voluntarily absorbed certain accounting, transfer agent and legal expenses of the
Fund, that the investment adviser felt exceeded the amount that would have been charged to the Fund, based on its size. These expenses approximated $11,000 in 1999. Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

	   Annual Percentage Fee    		Applied to Net Average
Assets of Fund
			             1.0%
Up to $20,000,000; plus
		               0.6%
$20,000,000 to $100,000,000; plus
		               0.5%
over $100,000,000.

	As of June 30, 1999, Robert B. Bruce owned 7,817 shares,
R. Jeffrey Bruce owned 1,033 shares, and James S. Van Pelt, Jr., owned
59 shares of the Fund. Robert B. Bruce is a director of the Fund;
both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company. James S. Van Pelt, Jr. is a director of the Fund.

NOTE E - TAXES:

	The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

	During December 1998, the Fund announced a dividend from net investment income of $4.40 per share, aggregating $79,767 and a long term capital gain distribution of $13.20 per share aggregating $239,302. These distributions were payable December 31, 1998 to shareholders of record on December 30, 1998.


NOTE G - FINANCIAL HIGHLIGHTS: PRIVATE

	Selected data for each share of capital stock outstanding through each year is presented below :

			1999	1998	1997	1996	1995

Net Asset Value, Beginning of Period (B)	175.27	$138.35
	$134.23
	$113.94	$94.04

	Income From Investment Operations
	Net Investment Income	4.02	4.32	4.42	3.77	3.40
	Net Gains or (Losses) on Investments	(26.18)
	36.88	3.80	20.22
	19.97
		(both realized and unrealized)
	  Total From Investment Operations	(22.16)	41.20	8.22
	23.99	23.37

	Less Distributions
	Distribution (from net investment
		income) (A)	(4.40)	(4.28)	(4.10)
	(3.70)	(3.47)
	Distribution (from net capital gain(A)	(13.20)	   -
	   -
	   -   	   -
	  Total Distributions	(17.60)	(4.28)	(4.10)
	(3.70)
	(3.47)

Net Asset Value, End of Period (C)	135.51	$175.27
$138.35
	$134.23	$113.94

Total Return		(13.46%)	29.77%	6.13%	20.81%
	25.78%

Ratios/Supplemental Data

Net Assets, End of Period ($ million) 	2.60	3.25	2.63	2.56
	2.25
Ratio of Expenses to Average Net Assets 	1.64%	1.59%	1.69%
	1.78%	2.04%
Ratio of Net Income to Average Net Assets	2.59%	2.60%	3.29%
	2.98%	3.48%
Portfolio Turnover Rate	34.78%	2.60%	4.22%	11.83%
	19.34%



	SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940 the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 15th day of October, 1999.

BRUCE FUND, INC.


By:	Robert B. Bruce
	Its President and Treasurer



By:	R.Jeffrey Bruce
	Its Vice President and Secretary



By:	James S. Van Pelt
	A Director



By:	Ward M. Johnson
	A Director

  All persons named in this paragraph (a) assumed the position held with Fund at either Ocober 17 or 18, 1983 except Mr.
Johnson, who was elected to the board of directors in December
1985.
  Interested person as defined in the Investment Company Act of 1940.
  R. Jeffrey Bruce is the son of Robert B. Bruce.
      In addition to commissions, the Fund frequently purchases securities from dealers acting as principals; no commissions are paid on such transactions which include mark-ups determined by the seller.
      	Figures are based on average daily shares outstanding during year, with the following exceptions: (A) number of shares at dividend payment date, (B) number of shares at beginning of year,
(C) number  of shares at end of
year.
          The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds. Ratio of expenses to average net assets before reimbursement in 1999 was 2.01%.

(..continued)


2

9


9
9

1